DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of deferred taxes [text block] [Abstract]
Schedule of Statutory Position and Tax Disclosure
The Group’s and the Bank’s deferred tax assets and liabilities are as follows:

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Statutory position
Deferred tax assets	4,048	3,468	2,434	2,109
Deferred tax liabilities	—	—	—	—
Net deferred tax asset at 31 December	4,048	3,468	2,434	2,109

Tax disclosure
Deferred tax assets	6,377	5,327	3,861	3,042
Deferred tax liabilities	(2,329)	(1,859)	(1,427)	(933)
Net deferred tax asset at 31 December	4,048	3,468	2,434	2,109

Schedule of Movements in Deferred Tax Liabilities and Assets
Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

The Group Deferred tax assets	Tax losses	Property, plant and equipment	Provisions	Share-based payments	Pension liabilities	Derivatives	Asset revaluations[1]	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	3,600	670	225	32	53	19	—	132	4,731
Credit (charge) to the income statement	454	8	4	(5)	6	(12)	28	94	577
Credit (charge) to other comprehensive income	—	—	22	—	(3)	—	—	—	19
At 31 December 2020	4,054	678	251	27	56	7	28	226	5,327
Credit (charge) to the income statement	964	82	13	(10)	15	30	(28)	(50)	1,016
Credit (charge) to other comprehensive income	—	—	36	—	(2)	—	—	—	34
At 31 December 2021	5,018	760	300	17	69	37	—	176	6,377

The Group Deferred tax liabilities		Capitalised software enhancements		Acquisition fair value	Pension assets	Derivatives	Asset revaluations[1]	Other temporary differences	Total
			£m	£m	£m	£m	£m	£m	£m
At 1 January 2020			(21)	(483)	(150)	(562)	(38)	(111)	(1,365)
(Charge) credit to the income statement			(207)	147	(77)	(106)	(22)	(94)	(359)
(Charge) credit to other comprehensive income			—	—	(165)	(31)	60	—	(136)
Exchange and other adjustments			—	—	—	—	—	1	1
At 31 December 2020			(228)	(336)	(392)	(699)	—	(204)	(1,859)
(Charge) credit to the income statement			(47)	(16)	(93)	(65)	2	(115)	(334)
(Charge) credit to other comprehensive income			—	—	(846)	764	(54)	—	(136)
At 31 December 2021			(275)	(352)	(1,331)	—	(52)	(319)	(2,329)
1Financial assets at fair value through other comprehensive income.

The Bank Deferred tax assets	Tax losses	Property, plant and equipment	Provisions	Share-based payments	Pension liabilities	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	2,198	343	128	19	33	13	2,734
Credit (charge) to the income statement	309	(38)	10	(1)	1	9	290
Credit (charge) to other comprehensive income	—	—	22	—	(4)	—	18
At 31 December 2020	2,507	305	160	18	30	22	3,042
Credit (charge) to the income statement	683	101	14	(8)	6	(13)	783
Credit to other comprehensive income	—	—	36	—	—	—	36
At 31 December 2021	3,190	406	210	10	36	9	3,861

The Bank Deferred tax liabilities	Capitalised software enhancements		Pension assets	Derivatives	Asset revaluations[1]	Other temporary differences	Total
		£m	£m	£m	£m	£m	£m
At 1 January 2020		(19)	(97)	(536)	(36)	(17)	(705)
(Charge) credit to the income statement		(193)	(5)	1	(9)	12	(194)
(Charge) credit to other comprehensive income		—	(105)	30	40	—	(35)
Exchange and other adjustments		—	—	—	—	1	1
At 31 December 2020		(212)	(207)	(505)	(5)	(4)	(933)
Charge to the income statement		(44)	(8)	(1)	(1)		(54)
(Charge) credit to other comprehensive income		—	(584)	190	(46)	—	(440)
At 31 December 2021		(256)	(799)	(316)	(52)	(4)	(1,427)
1Financial assets at fair value through other comprehensive income.